Note 14 - Stock Warrants and Warrant Liability (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2015	Dec. 31, 2014	Mar. 18, 2014	Feb. 25, 2014	Dec. 31, 2013	Dec. 19, 2013
Minimum [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants		4 years 6 months	4 years 6 months
Maximum [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Term of Warrants		5 years	5 years
Series E Warrants [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Class of Warrant or Right, Issued During Period (in Shares)	334,822
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 5.36
Fair Value Assumptions, Risk Free Interest Rate	2.69%
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	112.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Warrants Issued During Period, Value (in Dollars)	$ 1,000,000
Derivative Liability (in Dollars)	$ 1,000,000					$ 0
Convertible Notes Maturing on December 19, 2015 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02
Debt Instrument, Face Amount (in Dollars)							$ 250,000
Term of Warrants		5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		6,250,000	6,250,000
Convertible Notes Maturing on February 25, 2016 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.02
Debt Instrument, Face Amount (in Dollars)					$ 200,000
Term of Warrants		5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,000,000	5,000,000
Convertible Notes Maturing on March 19, 2016 [Member
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.02	$ 0.02
Debt Instrument, Face Amount (in Dollars)				$ 300,000
Term of Warrants		5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		7,500,000	7,500,000
Convertible Notes Maturing on December 19, 2013 [Member]
Note 14 - Stock Warrants and Warrant Liability (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)							$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.23	$ 0.23			$ 0.49
Derivative Liability (in Dollars)			$ 129,598			$ 177,927
Debt Instrument, Face Amount (in Dollars)			$ 520,000			$ 650,000
Term of Warrants		5 years